Credit Risk - Summary of Country Risk Exposure (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Exposure	£ 328,792	£ 316,322
Eurozone Countries | Netherlands
Disclosure of credit risk exposure [line items]
Exposure	600	200
Eurozone Countries | Belgium
Disclosure of credit risk exposure [line items]
Exposure	£ 900	£ 600